SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2016
Schedule of Restricted Stock Unit Activity

	Number of RSUs	Weighted average grant date fair value

Unvested at January 1, 2016	692,320	$12.64
Granted	-
Vested	(223,920)	$12.64
Cancelled	(9,000)	$12.64

Unvested at June 30, 2016	459,400	$12.64

Service Based Stock Options [Member]
Schedule of Stock Option Activity

		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2016	5,467,337	$5.30	3.17	$1,709
Granted	1,142,000	$2.86
Exercised	(200)	$2.00
Cancelled	(1,171,407)	$4.94
Outstanding at June 30, 2016	5,437,730	$4.87	2.67	$21
Exercisable at June 30, 2016	1,588,060	$8.49	1.78	$5